Pension and other postretirement benefits, Healthcare Cost Trend Rates (FY) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. Plans [Member]
Assumed HealthCare Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	7.90%	7.20%	6.40%
Rate to which the cost trend rate gradually declines	4.50%	4.50%	4.50%
Year the rate reaches the ultimate rate	2033	2031	2030
Non-U.S. Plans [Member]
Assumed HealthCare Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	5.00%	4.60%	4.40%
Rate to which the cost trend rate gradually declines	4.00%	4.00%	4.00%
Year the rate reaches the ultimate rate	2040	2040	2040